CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,249,382	$ 1,404,160	¥ 7,191,821
Time deposits	3,588,475	491,619	5,194,891
Restricted cash	50,000	6,850	50,000
Accounts receivable, net	1,226,875	168,081	1,573,900
Amount due from related parties	786,677	107,774	790,574
Prepayments and other current assets	1,148,111	157,291	1,272,788
Short-term investments	2,706,535	370,794	2,653,065
Total current assets	19,756,055	2,706,569	18,727,039
Non-current assets:
Property and equipment, net	589,227	80,724	714,734
Production cost, net	1,851,207	253,614	2,066,066
Intangible assets, net	3,201,012	438,537	3,627,533
Deferred tax assets	135,131	18,513	46,591
Goodwill	2,725,130	373,341	2,725,130
Long-term investments, net	3,911,592	535,886	4,366,632
Other long-term assets	529,146	72,493	885,342
Total non-current assets	12,942,445	1,773,108	14,432,028
Total assets	32,698,500	4,479,677	33,159,067
Current liabilities:
Accounts payable	4,801,416	657,791	4,333,730
Salary and welfare payable	1,599,482	219,128	1,219,355
Taxes payable	428,932	58,763	345,250
Short-term loans and current portion of long-term debt	1,571,836	215,341	7,455,753
Deferred revenue	3,802,307	520,914	2,954,088
Accrued liabilities and other payables	2,554,281	349,935	1,780,623
Amount due to related parties	4,549	623	14,896
Total current liabilities	14,762,803	2,022,495	18,103,695
Non-current liabilities:
Long-term debt	3,264,153	447,187	646
Other long-term liabilities	567,631	77,765	650,459
Total non-current liabilities	3,831,784	524,952	651,105
Total liabilities	18,594,587	2,547,447	18,754,800
Commitments and contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	41,454,130	5,679,193	40,445,175
Statutory reserves	48,642	6,664	44,749
Accumulated other comprehensive income	266,816	36,554	212,477
Accumulated deficit	(27,661,500)	(3,789,604)	(26,310,766)
Total Bilibili Inc.'s shareholders' equity	14,108,397	1,932,844	14,391,900
Noncontrolling interests	(4,484)	(614)	12,367
Total shareholders' equity	14,103,913	1,932,230	14,404,267
Total liabilities and shareholders' equity	32,698,500	4,479,677	33,159,067
Class Y Ordinary Shares
Shareholders' equity
Ordinary shares	52	7	52
Class Z Ordinary Shares
Shareholders' equity
Ordinary shares	¥ 216	$ 30	¥ 213